Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

($ millions)	2025	2024	2023
Surgical
Implantables	1,782	1,775	1,703
Consumables	3,028	2,861	2,719
Equipment/other	941	886	892
Total Surgical net sales	5,751	5,522	5,314
Vision Care
Contact lenses	2,770	2,609	2,400
Ocular health	1,798	1,705	1,656
Total Vision Care net sales	4,568	4,314	4,056
Total net sales	10,319	9,836	9,370
Surgical other revenues	3	4	—
Vision Care other revenues	79	71	85
Total other revenues	82	75	85
Total net sales and other revenues	10,401	9,911	9,455
Segment contribution and reconciliation to income before taxes
The below table summarizes segment contribution, including material items of income and expense as required by IFRS 8, Operating Segments, and the associated International Financial Reporting Interpretations Committee agenda decision published in July 2024. The below table also includes a reconciliation of segment contribution to Income before taxes.

	Surgical			Vision Care			Not allocated to segments			Total
($ millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Net sales	5,751	5,522	5,314	4,568	4,314	4,056	—	—	—	10,319	9,836	9,370
Other revenues	3	4	—	79	71	85	—	—	—	82	75	85
Cost of net sales	(2,167)	(2,014)	(1,898)	(1,649)	(1,605)	(1,535)	(776)	(709)	(708)	(4,592)	(4,328)	(4,141)
Cost of other revenues	(3)	(4)	—	(61)	(67)	(67)	—	—	—	(64)	(71)	(67)
Selling, general & administration	(1,527)	(1,461)	(1,435)	(1,587)	(1,467)	(1,473)	(335)	(322)	(301)	(3,449)	(3,250)	(3,209)
Research & development	(597)	(580)	(527)	(369)	(284)	(289)	(24)	(12)	(12)	(990)	(876)	(828)
Other income	—	—	—	—	—	—	169	77	80	169	77	80
Other expense	—	—	—	—	—	—	(115)	(50)	(251)	(115)	(50)	(251)
Segment contribution and Operating income	1,460	1,467	1,454	981	962	777	(1,081)	(1,016)	(1,192)	1,360	1,413	1,039
Interest expense							(204)	(192)	(189)	(204)	(192)	(189)
Other financial income & expense							22	43	(18)	22	43	(18)
Share of (loss) from associated companies							(18)	(8)	—	(18)	(8)	—
Income before taxes										1,160	1,256	832
Included in segment contribution are:

($ millions)	2025	2024	2023
Depreciation of property, plant & equipment:
Surgical	(163)	(147)	(144)
Vision Care	(250)	(241)	(237)
Not allocated to segments	(4)	(4)	(4)
Total depreciation of property, plant & equipment	(417)	(392)	(385)

Depreciation of right-of-use assets:
Surgical	(52)	(50)	(49)
Vision Care	(36)	(33)	(42)
Not allocated to segments	(1)	—	—
Total depreciation of right-of-use assets	(89)	(83)	(91)

Impairment charges on property, plant & equipment, net:
Surgical	—	(1)	—
Total impairment charges on property, plant & equipment, net	—	(1)	—

Equity-based compensation:
Surgical	(81)	(81)	(78)
Vision Care	(68)	(58)	(64)
Not allocated to segments	(22)	(23)	(17)
Total equity-based compensation	(171)	(162)	(159)

Disclosure of net sales and selected non-current assets by region
The below table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2025, 2024 and 2023, and for selected non-current assets at December 31, 2025 and 2024.

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2025		2024		2023		2025		2024

Country
United States	4,657	45%	4,511	46%	4,312	46%	12,454	53%	11,380	51%
International	5,662	55%	5,325	54%	5,058	54%	11,029	47%	10,991	49%
thereof:
Switzerland (country of domicile)	71	1%	79	1%	64	1%	8,452	36%	8,800	39%
Japan	609	6%	554	6%	583	6%	33	—%	28	—%
China	570	6%	560	6%	526	6%	19	—%	21	—%
Other	4,412	43%	4,132	42%	3,885	41%	2,525	11%	2,142	10%
Company total	10,319	100%	9,836	100%	9,370	100%	23,483	100%	22,371	100%
(1)International percentages may not sum due to rounding.
(2)Net sales by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.